UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas April 22, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:  $75,168 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***BARCLAYS BK PLC            COMMON            06739H255   2878  72950       SH       SOLE                 72950       0     0
***HERITAGE OIL CORP          COMMON            426928305   817   87500       SH       SOLE                 87500       0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   872   100000      SH       SOLE                 100000      0     0
***TRANSATLANTIC PETROLEUM    COMMON            893522201   2436  700000      SH       SOLE                 700000      0     0
***WTS SEARCHMEDIA HOLDINGS   COMMON            G8005Y114   200   200300      SH       SOLE                 200300      0     0
AMEDISYS INC.                 OTC IS            023436108   1933  35000       SH       SOLE                 3500        0     0
AMERICAN OIL & GAS INC.       OTC IS            028723104   2040  300000      SH       SOLE                 300000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   771   338032      SH       SOLE                 338032      0     0
BPZ RESOURCES                 OTC IS            055639108   2389  325000      SH       SOLE                 325000      0     0
CALGON CARBON CORP            COMMON            129603106   2140  125000      SH       SOLE                 125000      0     0
CARTER INC.                   OTC IS            146229109   3166  105000      SH       SOLE                 105000      0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   7896  200000      SH       SOLE                 200000      0     0
DENBURY RESOURCES INC.        COMMON            247916208   1350  80000       SH       SOLE                 80000       0     0
EMERGENCY MED SVCS            COMMON            29100P102   4852  85799       SH       SOLE                 85799       0     0
EXIDE TECHNOLOGIES            OTC IS            302051206   1065  184900      SH       SOLE                 184900      0     0
FINISH LINE INC.              OTC IS            317923100   818   50000       SH       SOLE                 50000       0     0
FORTUNA SILVER MINES INC.     OTC IS            349915108   302   118000      SH       SOLE                 118000      0     0
HORNBECK OFFSHORE             BOND              440543AE6   941   50700       SH       SOLE                 50700       0     0
ICONIX BRAND GROUP INC.       OTC IS            451055107   2688  175000      SH       SOLE                 175000      0     0
LENDER PROCESSING SVCS        COMMON            52602E102   1699  45000       SH       SOLE                 45000       0     0
MAGNUM HUNTER RESOURCES INC   COMMON            55973B102   912   300000      SH       SOLE                 300000      0     0
MILLICOM INTERNATIONAL        OTC IS            L6388F110   3388  38000       SH       SOLE                 38000       0     0
NATUS MEDICAL INC.            OTC IS            639050103   2387  150000      SH       SOLE                 150000      0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3394  3596000     SH       SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   3960  95000       SH       SOLE                 95000       0     0
NIKO RESOURCES LTD            OTC IS            653905109   6915  64800       SH       SOLE                 64800       0     0
OBAGI MEDICAL PRODUCTS INC.   OTC IS            67423R108   760   62400       SH       SOLE                 62400       0     0
OSI SYSTEMS INC.              OTC IS            671044105   1783  63484       SH       SOLE                 63484       0     0
PENN OCTANE CORP.             OTC IS            707573101   110   1002955     SH       SOLE                 1002955     0     0
PRICESMART INC.               OTC IS            741511109   1874  80600       SH       SOLE                 80600       0     0
RADNET INC                    OTC IS            750491102   1130  355284      SH       SOLE                 355284      0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   1881  144664      SH       SOLE                 144664      0     0
SHOE CARNIVAL INC.            OTC IS            824889109   1984  86800       SH       SOLE                 86800       0     0
VAALCO INERGY INC.            OTC IS            91851C201   2060  417062      SH       SOLE                 417062      0     0
VERMILLION INC.               OTC IS            92407M206   1377  47900       SH       SOLE                 47900       0     0
    Page Column Totals                                      75168